Document And Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,380,495
Entity Public Float			$ 2,496,641
Amendment Flag	false
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY